ACCUMULATED OTHER COMPREHENSIVE INCOME - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ACCUMULATED OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustments tax	¥ 0	¥ 0	¥ 0